Note 13 - Senior Debt and Subordinated Debt	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Subordinated Borrowings Disclosure [Text Block]

Note 13 – Senior Debt and Subordinated Debt

On March 4, 2025, the Company entered into a Senior Unsecured Note Purchase Agreement with certain institutional accredited investors pursuant to which the Company issued an aggregate of $9.75 million in aggregate principal amount of Fixed Rate Unsecured Senior Notes due March 1, 2028 (the “Senior Debt Notes”) in a private placement. The Company issued to an accredited individual investor an additional $250,000 in principal amount of the Senior Debt Notes as of March 4, 2025 for a total of $10.0 million in aggregate principal amount. The Senior Debt Notes bear interest at a fixed annual rate of 11.00%, payable semi-annually in arrears on March 1 and September 1 of each year, beginning September 1, 2025.

On December 27, 2018, the Quaint Oak Bancorp, Inc. issued $8.0 million in subordinated notes. These notes have a maturity date of December 31, 2028, and bear interest at a fixed rate of 6.50% for the first five years of their term and a floating rate for the remaining five years. The Company may, at its option, at any time on an interest payment date on or after December 31, 2025, redeem the notes, in whole or in part, at par plus accrued interest to the date of redemption.

The following table presents the balance and unamortized issuance costs of the subordinated debt and senior debt at December 31, 2025 are as follows (in thousands):

	Principal	Unamortized Debt Issuance Costs	Net
6.5% subordinated notes, due December 31, 2028	$8,000	$-	$8,000
11.0% senior notes, due March 1, 2028	$9,750	$371	$9,379
11.0% senior notes, due March 1, 2028	$250	$10	$240

The balance of senior debt, net of unamortized debt issuance costs, was $9.6 million at December 31, 2025.

The balance of subordinated debt was $8.0 million and $22.0 million at December 31, 2025 and December 31, 2024, respectively.

All subordinated notes are not subject to repayment at the option of the noteholders. These notes are all unsecured and rank junior in right of payment to the Company’s obligations to its general creditors.